Restrictions on cash and due from banks and highly liquid securities	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Restricted Cash And Cash Equivalents [Text Block]

Note 5 - Restrictions on cash and due from banks and certain securities

The Corporation's banking subsidiaries, BPPR and BPNA, are required by federal and state regulatory agencies to maintain average reserve balances with the Federal Reserve Bank of New York (the “Fed”) or other banks. Those required average reserve balances amounted to $952 million at December 31, 2012 (December 31, 2011 - $838 million). Cash and due from banks, as well as other short-term, highly liquid securities, are used to cover the required average reserve balances.

At December 31, 2012, the Corporation held $41 million in restricted assets in the form of funds deposited in money market accounts, trading account securities and investment securities available for sale (December 31, 2011 - $38 million). The amounts held in trading account securities and investment securities available for sale consist primarily of restricted assets held for the Corporation's non-qualified retirement plans and fund deposits guaranteeing possible liens or encumbrances over the title of insured properties.